Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Nov. 14, 2016	Nov. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid			$ 10,971	$ 8,881	$ 4,826	$ 32,905	$ 26,642	$ 35,524
Subsequent Event [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.4125
Distribution Made to Limited Partner, Cash Distributions Paid	$ 11,000
Proceeds from Lines of Credit		$ 3,200
Line of Credit Facility, Maximum Borrowing Capacity	$ 85,000